Equity-Based Compensation - Summary of Activity from Continuing and Discontinued Operations Related to Target PSUs and RSUs Settled in Shares (Detail) - $ / shares shares in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Number of shares
Number of shares, Unvested units at beginning of the year	6,764	6,297	7,022
Number of shares, Granted (in shares)	3,885	4,665	3,475
Number of shares, Vested	(3,632)	(3,487)	(3,526)
Number of shares, Cancelled (in shares)	(761)	(711)	(674)
Number of shares, Unvested units at the end of the year	6,256	6,764	6,297
Weighted average grant- date fair value
Weighted average grant-date fair value, Unvested units at beginning of the year (in dollars per share)	$ 19.40	$ 18.65	$ 14.61
Weighted average grant-date fair value, Granted (in dollars per share)	20.66	18.13	21.96
Weighted average grant-date fair value, Vested (in dollars per share)	18.31	16.32	13.56
Weighted average grant-date fair value, Cancelled (in dollars per share)	20.12	19.59	19.12
Weighted average grant-date fair value, Unvested units at the end of the year (in dollars per share)	$ 20.73	$ 19.40	$ 18.65
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	3,885	4,665	3,475
Number of shares, Cancelled (in shares)	761	711	674
Performance Stock Units
Number of shares
Number of shares, Granted (in shares)	1,200	1,300	1,000
Number of shares, Vested	(2,400)	(2,700)	(3,000)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	1,200	1,300	1,000
Performance Stock Units | Settled in Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	700	800	600
Payout adjustment of performance share units (in shares)	100	100	200
Performance Stock Units | 2021 Fiscal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout adjustment of performance share units (in shares)	600
Performance Stock Units | 2020 Fiscal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout adjustment of performance share units (in shares)		500
Performance Stock Units | 2019 Fiscal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout adjustment of performance share units (in shares)			500
Restricted Stock Units
Number of shares
Number of shares, Granted (in shares)	3,100	4,000	2,800
Number of shares, Vested	(2,800)	(2,600)	(2,000)
Number of shares, Cancelled (in shares)	(700)	(600)	(500)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	3,100	4,000	2,800
Number of shares, Cancelled (in shares)	700	600	500
Restricted Stock Units | Settled in Stock
Number of shares
Number of shares, Granted (in shares)	2,600	3,400	2,400
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	2,600	3,400	2,400